Share Exchange Agreement (Restated)	12 Months Ended
Jun. 30, 2013
Share Exchange Agreement (Restated) [Abstract]
SHARE EXCHANGE AGREEMENT (RESTATED)
Note 3 – SHARE EXCHANGE AGREEMENT (RESTATED)

On June 30, 2013, Source consummated the transactions contemplated by the Exchange Agreement. Accordingly Source acquired all of the issued and outstanding shares of stock of Moneytech in exchange for the issuance in the aggregate of 5,300,000 shares of common stock which shares represented in excess of 50% of the issued and outstanding capital stock of Source after the consummation of the Exchange Agreement and the transactions contemplated thereby.  Pursuant to a separate agreement, the President of Moneytech received 5,000 shares of Preferred Series B Stock of Source.  The Series B Preferred shares have certain control provisions (see note 15)

In connection with the exchange agreement, on June 30, 2013, Source, Marco Garibaldi (“Garibaldi”), Edward DeFeudis (“DeFeudis”), and Eaton & Van Winkle LLP (the”Agent”) entered into an Escrow Agreement.  As a condition to the exchange agreement, Garibaldi has agreed to deposit in escrow with the Agent 1,120,000 shares of Source Common Stock (the “Garibaldi Shares”), DeFeudis has agreed to deposit in escrow with the Agent 1,120,000 shares of Source Common Stock (the “DeFeudis Shares”) and Source has agreed to deposit in escrow with the Agent 1,000 shares of the common stock of Wiki Sub, representing all of the outstanding shares of Wiki Sub (the “Wiki Sub Shares,” and together with the Garibaldi Shares and the DeFeudis Shares, the “Escrow Shares”), on the terms and subject to the conditions set forth in the Escrow Agreement.

During the term of the Escrow Agreement, the operations of WikiTechnologies will be directed by Messrs. Garibaldi and DeFeudis.  If during the twelve-month period commencing July 1, 2013, (the “Earn-Out Period”),  WikiTechnologies achieves revenues of $4.2 million, a gross profit percentage of 25% and breaks even (the “Benchmarks”), the Garibaldi Shares and DeFeudis Shares will be returned to Messrs. Garibaldi and DeFeudis and the WikiTechnologies Shares will be returned to us.  If the Benchmarks are not met during the Earn-Out Period, at our option, the Garibaldi Shares and DeFeudis Shares will be cancelled and returned to treasury, and the WikiTechnologies Escrow Shares will be delivered to Messrs. DeFeudis and Garibaldi, and we will no longer own WikiTechnologies.  Further, if, at any point during the Earn-Out Period, the Company sells WikiTechnologies, merges WikiTechnologies with another entity, disposes of the assets of WikiTechnologies, or takes any other action to compromise the ability of WikiTechnologies to meet the Benchmarks, the Benchmarks will be deemed to have been achieved, and the Garibaldi Shares and DeFeudis Shares will be returned to Messrs. Garibaldi and DeFeudis. Under the terms of the Exchange Agreement, we are under no obligation to take affirmative action(s) to further the objectives of WikiTechnologies, except that we have agreed to seek to raise up to $2,000,000 in a private placement and to allocate one-half of the first $800,000 of net proceeds and the next $200,000 of net proceeds to the business of WikiTechnologies.  In addition, the Exchange Agreement provides that at any time during the Earn-Out Period our Board of Directors in its discretion may determine that we will keep WikiTechnologies and cause the Garibaldi Shares and DeFeudis Shares to be delivered to Messrs. Garibaldi and DeFeudis.

As a result of the exchange agreement, the reorganization was treated as an acquisition by the accounting acquiree that is being accounted for as a recapitalization and as a reverse merger by the legal acquirer for accounting purposes. Pursuant to the recapitalization, all capital stock shares and amounts and per share data have been retroactively restated.  Accordingly, the financial statements include the following:

(1)   The balance sheet consists of the net assets of the accounting acquirer at historical cost and the net assets of the legal acquirer at fair value.

(2)  The statements of operations include the operations of the accounting acquirer for the period presented and the operations of the legal acquirer from the date of the merger.